UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08035
AFBA 5Star Fund, Inc.

(Exact name of registrant as specified in charter)
909 N. Washington Street
Alexandria, VA 22314

(Address of principal executive offices) (Zip code)
Michael E. Houchins
909 N. Washington Street
Alexandria, VA 22314

(Name and address of agent for service)
Registrant’s telephone number, including area code: 703-706-5942
Date of fiscal year end: March 31
Date of reporting period: December 31, 2007

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Schedule of Investments
December 31, 2007 (unaudited)

SHARES	COMPANY	MARKET VALUE

COMMON STOCKS — 67.40%
CONSUMER STAPLES — 10.58%
30,200	Altria Group, Inc.	$2,282,516
20,400	British American Tobacco PLC ADR	1,602,624
40,000	The Coca-Cola Co.	2,454,800
41,000	UST, Inc.	2,246,800

		8,586,740
ENERGY — 8.82%
23,400	Chevron Corp.	2,183,922
35,000	ConocoPhillips	3,090,500
35,000	Kinder Morgan Energy Partners LP	1,889,650

		7,164,072
ENTERTAINMENT — 1.98%
75,986	Cedar Fair LP	1,605,584

FINANCIALS — 7.57%
30,000	Bank of America Corp.	1,237,800
13,600	Federal National Mortgage Association	350,200
95,000	MCG Capital Corp.	1,101,050
36,000	Wachovia Corp.	1,369,080
69,000	Wells Fargo & Co.	2,083,110

		6,141,240
HEALTH CARE — 7.53%
31,100	Johnson & Johnson	2,074,370
37,000	Merck & Co., Inc.	2,150,070
83,000	Pfizer, Inc.	1,886,590

		6,111,030
INDUSTRIALS — 2.83%
62,000	General Electric Co.	2,298,340

INFORMATION TECHNOLOGY — 11.26%
100,000	Intel Corp.	2,666,000
26,000	International Business Machines Corp.	2,810,600
103,000	Microsoft Corp.	3,666,800

		9,143,400
INSURANCE — 4.79%
570	Berkshire Hathaway, Inc. Class B*	2,699,520
50,000	ING Groep, N.V.	1,189,500

		3,889,020
REITS — 4.59%
52,000	First Industrial Realty Trust, Inc. REIT	1,799,200
97,000	UDR, Inc. REIT	1,925,450

		3,724,650
TELECOMMUNICATIONS — 2.53%
47,000	Verizon Communications, Inc.	2,053,430

TRANSPORTATION — 1.76%
16,000	FedEx Corp.	1,426,720

UTILITIES — 3.16%
54,000	Dominion Resources, Inc.	2,562,300

TOTAL COMMON STOCKS		54,706,526

(COST $50,559,585)

FACE AMOUNT	COMPANY	MARKET VALUE

AGENCY OBLIGATIONS — 12.40%
$700,000	Federal Home Loan Bank, 5.75% due 05/15/12	$752,228
770,000	Federal Home Loan Mortgage Corporation, 4.125% due 07/12/10	779,945
1,600,000	Federal Home Loan Mortgage Corporation, 5.125% due 08/23/10	1,661,352
1,336,753	Federal Home Loan Mortgage Corporation, 5.50% due 04/01/37	1,334,371
1,128,813	Federal National Mortgage Association, 4.50% due 08/01/20	1,110,275
2,000,000	Federal National Mortgage Association, 4.75% due 03/12/10	2,049,520
1,150,000	Federal National Mortgage Association, 5.00% due 09/15/08	1,158,504
1,198,407	Federal National Mortgage Association, 6.00% due 10/01/37	1,217,240

TOTAL AGENCY OBLIGATIONS		10,063,435

(COST $9,854,686)
U.S. TREASURY OBLIGATIONS — 4.17%
1,925,000	U.S. Treasury Note, 4.50% due 05/15/10	1,989,819
675,000	U.S. Treasury Note, 4.75% due 08/15/17	713,127
2,000,000	U.S. Treasury Note, 5.50% due 05/15/37	681,397

TOTAL U.S. TREASURY OBLIGATIONS		3,384,343

(COST $3,243,119)
CORPORATE BONDS — 8.44%
CONSUMER DISCRETIONARY — 1.49%
1,000,000	Mandalay Resort Group, 7.625% due 07/15/13	980,000
222,000	Metlife, Inc., 6.125% due 12/01/11	230,405

		1,210,405
CONSUMER STAPLES — 2.03%
1,200,000	Pilgrim’s Pride Corp., 8.375% due 05/01/17	1,182,000
450,000	The Coca-Cola Co., 5.35% due 11/15/17	461,925

		1,643,925
ENERGY — 0.00%
200,000	Eagle Geophysical, Inc., 10.75% due 07/15/08(b)(c)	—

FINANCIALS — 3.30%
275,000	American Express Travel Related Services, 5.25% due 11/21/11	275,853
250,000	Bank of America Corp., 5.375% due 09/11/12	254,936
300,000	Citigroup, Inc., 6.00% due 02/21/12	310,704
750,000	Marshall & Ilsley Corp., 5.626% due 08/17/09	757,749
375,000	Suntrust Banks, Inc., 5.25% due 11/05/12	378,252
300,000	Wachovia Corp., 5.25% due 08/01/14	293,723
400,000	Wells Fargo & Co., 5.25% due 10/23/12	407,081

		2,678,298
HEALTH CARE — 1.23%
1,000,000	Psychiatric Solutions, Inc., 7.75% due 07/15/15	1,002,500

INDUSTRIALS — 0.00%
200,000	Williams Communication Group, Inc., 10.875% due 10/01/09 (b) (c)	—

RETAIL — 0.39%
325,000	Home Depot, Inc., 3.75% due 09/15/09	319,221

TOTAL CORPORATE BONDS		6,854,349

(COST $6,831,305)

SHARES OR
FACE AMOUNT	COMPANY	MARKET VALUE

PREFERRED STOCKS — 3.68%
FINANCIALS — 2.49%
9,400	Capital One Capital II	$178,600
65,000	First Industrial Realty Trust, Inc. REIT	1,316,900
6,139	PreferredPlus Trust PMC-1	133,523
20,000	Public Storage	393,000

		2,022,023
INSURANCE — 1.19%
40,000	Markel Corp.	964,400

TOTAL PREFERRED STOCKS		2,986,423

(COST $3,414,321)

CONVERTIBLE CORPORATE BONDS — 2.47%
CONSUMER DISCRETIONARY — 2.47%
$1,000,000	Lions Gate Entertainment Corp., 2.9375% due 10/15/24	1,027,500
1,000,000	Lions Gate Entertainment Corp., 3.625% due 03/15/25	981,250

TOTAL CONVERTIBLE CORPORATE BONDS		2,008,750

(COST $1,895,251)

MONEY MARKET ACCOUNT — 1.08%
875,641	PNC Bank Money Market (a)	875,641

TOTAL MONEY MARKET ACCOUNT		875,641

(COST $875,641)

TOTAL INVESTMENTS — 99.64%		80,879,467

(COST $76,673,908)
Other assets in excess of liabilities — 0.36%		289,306

TOTAL NET ASSETS — 100.00%		$81,168,773

(a)	The interest rate on December 31, 2007 was 3.78%.

(b)	Security in default.

(c)	Security valued at fair value under procedures adopted by the Board of Directors.

*	Non-income producing security.

Schedule of Investments
December 31, 2007 (unaudited)

SHARES	COMPANY	MARKET VALUE

COMMON STOCKS — 97.29%
CAPITAL GOODS — 25.66%
15,800	Deere & Co.	$1,471,296
5,500	Emerson Electric Co.	311,630
4,800	First Solar, Inc.*	1,282,272
6,000	Fluor Corp.	874,320
9,000	General Dynamics Corp.	800,910
4,200	Jacobs Engineering Group, Inc.	401,562
6,900	Parker Hannifin Corp.	519,639
6,900	Precision Castparts Corp.	957,030
5,000	Rockwell Collins, Inc.	359,850
7,400	SunPower Corp.*	964,886

		7,943,395
CONSUMER DURABLES & APPAREL — 2.22%
10,700	NIKE, Inc. Class B	687,368

CONSUMER SERVICES — 0.69%
5,600	YUM! Brands	214,312

DIVERSIFIED FINANCIALS — 2.44%
1,100	CME Group, Inc.	754,600

ENERGY — 10.09%
3,000	Apache Corp.	322,620
2,700	Diamond Offshore Drilling, Inc.	383,400
17,000	National Oilwell Varco, Inc.*	1,248,820
3,200	Schlumberger, Ltd.	314,784
5,700	Smith International, Inc.	420,945
3,018	Transocean, Inc.*	432,027

		3,122,596
FOOD, BEVERAGES & TOBACCO — 3.91%
3,800	Bunge, Ltd.	442,358
12,500	The Coca-Cola Co.	767,125

		1,209,483
HEALTH CARE EQUIPMENT & SERVICES — 7.17%
1,600	Intuitive Surgical, Inc.*	519,200
12,800	Medco Health Solutions, Inc.*	1,297,920
7,000	Thermo Fisher Scientific, Inc.*	403,760

		2,220,880
HOUSEHOLD & PERSONAL PRODUCTS — 0.96%
3,800	Colgate-Palmolive Co.	296,248

INSURANCE — 2.43%
12,000	AFLAC, Inc.	751,560

MATERIALS — 11.97%
5,600	Freeport-McMoRan Copper & Gold, Inc.	573,664
13,100	Monsanto Co.	1,463,139
4,200	Newmont Mining Corp.	205,086
15,500	The Mosaic Corp.*	1,462,270

		3,704,159
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 1.50%
10,100	Gilead Sciences, Inc.*	464,701

RETAILING — 1.25%
4,200	Amazon.com, Inc.*	389,088

SHARES	COMPANY	MARKET VALUE

COMMON STOCKS (continued)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.90%
24,900	Intel Corp.	$663,834
13,300	MEMC Electronic Materials, Inc.*	1,176,917
8,650	NVIDIA Corp.*	294,273

		2,135,024
SOFTWARE & SERVICES — 9.45%
1,950	Google, Inc. Class A*	1,348,386
10,000	salesforce.com, Inc.	626,900
11,200	VMware, Inc. Class A*	951,888

		2,927,174
TECHNOLOGY HARDWARE & EQUIPMENT — 9.49%
6,800	Amphenol Corp.	315,316
7,000	Apple, Inc.	1,386,560
39,500	EMC Corp.*	731,935
10,000	Hewlett-Packard Co.	504,800

		2,938,611
UTILITIES — 1.16%
4,400	Exelon Corp.	359,216

TOTAL COMMON STOCKS		30,118,415

(COST $25,327,310)
MONEY MARKET ACCOUNT — 3.22%
997,446	PNC Bank Money Market (a)	997,446

TOTAL MONEY MARKET ACCOUNT		997,446

(COST $997,446)

TOTAL INVESTMENTS — 100.51%		31,115,861

(COST $26,324,756)
Liabilities in excess of other assets — (0.51%)		(158,983)

TOTAL NET ASSETS — 100.00%		$30,956,878

(a)	The interest rate on December 31, 2007 was 3.78%

*	Non-Income Producing

Schedule of Investments
December 31, 2007 (unaudited)

FACE AMOUNT	COMPANY	MARKET VALUE

AGENCY OBLIGATIONS — 42.66%
$2,040,000	Federal Home Loan Bank, 5.75% due 05/15/12	$2,192,208
1,000,000	Federal Home Loan Mortgage Corporation, 5.00% due 06/11/09	1,018,931
2,300,000	Federal Home Loan Mortgage Corporation, 5.125% due 08/23/10	2,388,194
1,527,718	Federal Home Loan Mortgage Corporation, 5.50% due 04/01/37	1,524,995
1,411,525	Federal National Mortgage Association, 4.50% due 08/01/20	1,388,343
1,000,000	Federal National Mortgage Association, 4.75% due 03/12/10	1,024,760
500,000	Federal National Mortgage Association, 5.00% due 09/15/08	503,698
1,498,009	Federal National Mortgage Association, 6.00% due 10/01/37	1,521,550

TOTAL AGENCY OBLIGATIONS		11,562,679

(COST $11,296,717)

CORPORATE BONDS — 29.19%
CONSUMER DISCRETIONARY — 10.80%
140,000	American Express Travel Related Services Co., Inc., 5.25% due 11/21/11	140,434
25,000	Ford Motor Credit Co., 5.80% due 01/12/09	23,736
575,000	Ford Motor Credit Co., 7.375% due 10/28/09	541,438
281,000	General Electric Capital Corp., 5.00% due 04/10/12	284,732
125,000	General Motors Acceptance Corp., 6.875% due 08/28/12	104,845
235,000	GSC Holdings Corp., 8.00% due 10/01/12	245,869
300,000	International Lease Finance Corp., 4.875% due 09/01/10	299,096
340,000	Mandalay Resort Group, 7.625% due 07/15/13	333,200
100,000	Penske Auto Group Inc., 7.75% due 12/15/16 (d)	94,000
325,000	Phillips Van-Heusen, 7.75% due 11/15/23	331,484
575,000	Royal Caribbean Cruises, Ltd., 7.50% due 10/15/27	527,128

		2,925,962
CONSUMER STAPLES — 3.23%
250,000	Diego Capital PLC, 5.20% due 01/30/23	251,419
320,000	Pilgrim’s Pride Corp., 8.375% due 05/01/17	315,200
100,000	Purina Mills, Inc., 9.00% due 03/15/10 (b) (c)	—
300,000	The Coca-Cola Co., 5.35% due 11/15/17	307,950

		874,569
ENERGY — 0.00%
175,000	Eagle Geophysical, Inc., 10.75% due 07/15/08 (b) (c)	—

FINANCIALS — 8.13%
175,000	Bank of America Corp., 5.375% due 09/11/12	178,456
235,000	JPMorgan Chase & Co., 5.375% due 10/01/12	239,429
500,000	Marshall & Ilsley Corp., 5.626% due 08/17/09	505,166
400,000	Morgan Stanley, 5.05% due 01/12/11	400,234
215,000	Suntrust Banks, Inc., 5.25% due 11/05/12	216,864
166,000	Union Planters Corp., 4.375% due 12/01/10	163,225
200,000	Wachovia Corp., 5.25% due 08/01/14	195,815
300,000	Wells Fargo & Co., 5.25% due 10/23/12	305,311

		2,204,500
HEALTH CARE — 1.70%
445,000	Abbott Laboratories, 5.60% due 05/15/11	461,213

INDUSTRIALS — 0.17%
50,000	American Railcar Industries Inc., 7.50% due 03/01/14 (d)	47,500
50,000	Williams Communication Group, Inc., 11.70% due 08/01/08 (b) (c)	—
100,000	Williams Communication Group, Inc., 11.875% due 08/01/10 (b) (c)	—

		47,500
MATERIALS — 0.00%
90,000	Kaiser Aluminum & Chemical Corp., 12.75% due 02/01/10 (b) (c)	—

SHARE OR
FACE AMOUNT	COMPANY	MARKET VALUE

CORPORATE BONDS (continued)
RETAIL — 1.86%
$200,000	Home Depot, Inc., 3.75% due 09/15/09	$196,444
300,000	Lowe’s Companies, Inc., 5.60% due 09/15/12	308,427

		504,871
TELECOMMUNICATION SERVICES — 3.30%
360,000	AT&T, Inc., 5.875% due 08/15/12	373,204
280,000	Rodgers Wireless, Inc., 7.50% due 03/15/15	306,633
212,000	Vodafone Group PLC, 5.50% due 06/15/11	214,416

		894,253

TOTAL CORPORATE BONDS		7,912,868

(COST $8,032,376)

U.S. TREASURY OBLIGATIONS — 20.54%
1,725,000	U.S. Treasury Note, 4.50% due 05/15/10	1,783,084
1,925,000	U.S. Treasury Note, 4.75% due 08/15/17	2,033,734
700,000	U.S. Treasury Note, 4.875% due 06/30/12	742,657
925,000	U.S. Treasury Note, 5.00% due 05/15/37	1,008,467

TOTAL U.S. TREASURY OBLIGATIONS		5,567,942

(COST $5,354,732)

CONVERTIBLE PREFERRED STOCKS — 2.48%
FINANCIALS — 2.48%
13,350	Boston Private Financial Corp., 4.875%, 10/01/34	670,837

TOTAL CONVERTIBLE PREFERRED STOCKS		670,837

(COST $638,782)

CONVERTIBLE CORPORATE BONDS — 2.09%
CONSUMER DISCRETIONARY — 2.09%
$492,000	Exide Technologies, 2.90% due 12/15/11 (b) (c)	—
550,000	Lions Gate Entertainment Corp., 2.9375% due 10/15/24	565,125

		565,125
INDUSTRIALS — 0.00%
132,000	OHM Corp., 8.00% due 10/01/06 (b) (c)	13

TOTAL CONVERTIBLE CORPORATE BONDS		565,138

(COST $550,285)

COMMON STOCKS — 0.99%
CONSUMER DISCRETIONARY — 0.00%
550	Adelphia 13% PFD Escrow (b) (c)	—
55,000	Adelphia Recovery Trust (b) (c)	—

FINANCIAL SERVICES — 0.99%
10,400	Federal National Mortgage Association	267,800

TOTAL COMMON STOCKS		267,800

(COST $310,888)

SHARES	COMPANY	MARKET VALUE

MONEY MARKET ACCOUNT — 0.90%
244,189	PNC Bank Money Market (a)	$244,189

TOTAL MONEY MARKET ACCOUNT		244,189

(COST $244,189)

TOTAL INVESTMENTS — 98.85%		26,791,453

(COST $26,427,969)
Other assets in excess of liabilities — 1.15%		312,591

TOTAL NET ASSETS — 100.00%		$27,104,044

(a)	The interest rate on December 31, 2007 was 3.78%

(b)	Security in default.

(c)	Security valued at fair value under procedures adopted by the Board of Directors.

(d)	Security exempt registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Schedule of Investments
December 31, 2007 (unaudited)

SHARES	COMPANY	MARKET VALUE

COMMON STOCKS — 95.67%
CAPITAL GOODS — 18.89%
7,400	Deere & Co.	$689,088
14,500	Emerson Electric Co.	821,570
2,500	First Solar, Inc.*	667,850
9,400	Fluor Corp.	1,369,768
3,800	General Dynamics Corp.	338,162
2,850	Parker Hannifin Corp.	214,633
3,300	Precision Castparts Corp.	457,710
4,400	Rockwell Collins, Inc.	316,668
10,500	SunPower Corp.*	1,369,095

		6,244,546
CONSUMER DURABLES & APPAREL — 2.72%
14,000	NIKE, Inc. Class B	899,360

CONSUMER SERVICES — 1.62%
14,000	YUM! Brands	535,780

DIVERSIFIED FINANCIALS — 1.56%
750	CME Group, Inc.	514,500

ENERGY — 12.17%
3,000	Apache Corp.	322,620
2,500	Diamond Offshore Drilling, Inc.	355,000
20,000	National Oilwell Varco, Inc.*	1,469,200
6,000	Schlumberger, Ltd.	590,220
12,000	Smith International, Inc.	886,200
2,798	Transocean, Inc.*	400,534

		4,023,774
FOOD, BEVERAGES & TOBACCO — 6.39%
8,500	Bunge, Ltd.	989,485
18,300	The Coca-Cola Co.	1,123,071

		2,112,556
HEALTH CARE EQUIPMENT & SERVICES — 2.88%
600	Intuitive Surgical, Inc.*	194,700
3,600	Medco Health Solutions, Inc.*	365,040
6,800	Thermo Fisher Scientific, Inc.*	392,224

		951,964
HOUSEHOLD & PERSONAL PRODUCTS — 1.42%
6,000	Colgate-Palmolive Co.	467,760

INSURANCE — 1.67%
8,800	AFLAC, Inc.	551,144

MATERIALS — 14.57%
11,400	Freeport-McMoRan Copper & Gold, Inc.	1,167,816
13,500	Monsanto Co.	1,507,815
11,000	Newmont Mining Corp.	537,130
17,000	The Mosaic Corp.*	1,603,780

		4,816,541
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 2.77%
19,900	Gilead Sciences, Inc.*	915,599

RETAILING — 3.11%
11,100	Amazon.com, Inc.*	1,028,304

SHARES	COMPANY	MARKET VALUE

COMMON STOCKS (continued)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 9.36%
44,000	Intel Corp.	$1,173,040
14,000	MEMC Electronic Materials, Inc.*	1,238,860
20,000	NVIDIA Corp.*	680,400

		3,092,300
SOFTWARE & SERVICES — 7.74%
2,200	Google, Inc. Class A*	1,521,256
12,200	VMware, Inc. Class A*	1,036,878

		2,558,134
TECHNOLOGY HARDWARE & EQUIPMENT — 8.80%
6,000	Amphenol Corp.	278,220
3,200	Apple, Inc.	633,856
61,400	EMC Corp.*	1,137,742
17,000	Hewlett-Packard Co.	858,160

		2,907,978

TOTAL COMMON STOCKS		31,620,238

(COST $27,557,921)
MONEY MARKET ACCOUNT — 5.65%
1,866,107	PNC Bank Money Market (a)	1,866,107

TOTAL MONEY MARKET ACCOUNT		1,866,107

(COST $1,866,107)

TOTAL INVESTMENTS — 101.32%		33,486,345

(COST $29,424,028)

Liabilities in excess of other assets — (1.32%)		(436,161)

TOTAL NET ASSETS — 100.00%		$33,050,184

(a)	The interest rate on December 31, 2007 was 3.78%

*	Non-Income Producing

Schedule of Investments
December 31, 2007 (unaudited)

SHARES	COMPANY	MARKET VALUE

COMMON STOCKS — 99.23%
CONSUMER DISCRETIONARY — 3.06%
Media — 3.06%
4,200	Arbitron, Inc.	$174,594
4,900	Dolby Laboratories, Inc. Class A*	243,628

		418,222

HEALTH CARE — 31.37%
Biotechnology — 11.48%
4,300	Amgen, Inc.*	199,692
4,300	Charles River Laboratories*	282,940
5,400	Gilead Sciences, Inc.*	248,454
2,800	Illumina, Inc.*	165,928
8,900	LifeCell Corp.*	383,679
13,700	Qiagen N.V.*	288,385

		1,569,078
Health Care Equipment & Supplies — 6.92%
3,700	CR Bard, Inc.	350,760
14,400	ev3, Inc.*	183,024
7,900	Varian Medical Systems, Inc.*	412,064

		945,848
Health Care Providers & Services — 6.41%
2,300	Covance, Inc.*	199,226
17,400	Dialysis Corp of America*	147,900
12,500	Nighthawk Radiology Holdings, Inc.*	263,125
6,600	Pharmaceutical Product Development, Inc.	266,442

		876,693
Pharmaceuticals — 6.56%
7,500	Schering-Plough Corp.	199,800
3,100	Shire PLC ADR	213,745
4,500	Teva Pharmaceutical Industries, Ltd. ADR	209,160
6,200	Wyeth	273,978

		896,683

		4,288,302

INDUSTRIALS — 0.93%
Construction & Engineering — 0.93%
3,800	Energy Conversion Devices, Inc.*	127,870

INFORMATION TECHNOLOGY — 62.16%
Communications Equipment — 5.84%
5,300	Black Box Corp.	191,701
8,375	Cisco Systems, Inc.*	226,711
11,400	Corning, Inc.	273,486
6,600	Motorola, Inc.	105,864

		797,762
Computer Integrated Systems Design — 6.91%
8,900	eBay, Inc.*	295,391
5,900	Evergreen Solar, Inc.*	101,893
500	First Solar, Inc.	133,570
150	Google, Inc.*	103,722
700	Sunpower Corp.	91,273
9,400	Yahoo! Inc.*	218,644

		944,493

SHARES	COMPANY	MARKET VALUE

COMMON STOCKS (continued)
INFORMATION TECHNOLOGY — 62.16% (continued)
Computer Storage Devices — 3.18%
13,100	EMC Corp.*	$242,743
5,800	SanDisk Corp.*	192,386

		435,129
Electronic Equipment & Instruments — 7.63%
15,800	Jabil Circuit, Inc.	241,266
9,600	Molex, Inc.	262,080
9,100	National Instruments Corp.	303,303
5,200	Trimble Navigation Ltd.*	157,248
1,000	Waters Corp.	79,070

		1,042,967
Electronic Lighting & Wiring Equipment — 2.13%
12,900	Daktronics, Inc.	291,153

Internet Software & Services — 3.27%
5,000	Akamai Technologies, Inc.*	173,000
900	Cerner Corp.*	50,760
4,200	F5 Networks, Inc.*	119,784
3,100	Texas Instruments, Inc.	103,540

		447,084
Semiconductor Equipment — 9.74%
16,800	Applied Materials, Inc.	298,368
8,500	Cabot Microelectronics Corp.*	305,235
4,900	Lam Research Corp.*	211,827
12,000	MKS Instruments, Inc.*	229,680
4,200	Novellus Systems, Inc.*	115,794
4,600	Varian Semiconductor Equipment Associates, Inc.*	170,200

		1,331,104
Semiconductors — 10.63%
9,300	Altera Corp.	179,676
5,100	Broadcom Corp. Class A*	133,314
14,900	Cree, Inc.*	409,303
5,300	Formfactor, Inc.*	175,430
8,925	Intel Corp.	237,941
15,000	IXYS Corp.*	120,300
7,450	Maxim Integrated Products	197,276

		1,453,240
Software — 12.83%
15,500	BEA Systems, Inc.*	244,590
10,000	Cadence Design Systems, Inc.*	170,100
8,400	Citrix Systems, Inc.*	319,284
5,000	Manhattan Associates, Inc.*	131,800
11,900	Microsoft Corp.	423,640
11,100	Oracle Corp.*	250,638
13,300	Symantec Corp.*	214,662

		1,754,714

		8,497,646

SHARES	COMPANY	MARKET VALUE

COMMON STOCKS (continued)
MATERIALS — 1.71%
Chemicals — 1.71%
4,300	Sigma-Aldrich Corp.	$234,780

TOTAL COMMON STOCKS		13,566,820

(COST $11,862,035)

TOTAL INVESTMENTS — 99.23%		13,566,820

(COST $11,862,035)

Other assets in excess of liabilities — 0.77%		104,660

TOTAL NET ASSETS — 100.00%		$13,671,480

*	Non-income producing security.

Schedule of Investments
December 31, 2007 (unaudited)

SHARES	COMPANY	MARKET VALUE

COMMON STOCKS — 100.36%
AUTO & TRANSPORTATION — 0.58%
Airlines — 0.58%
65,600	JetBlue Airways Corp.*	$387,040

BASIC — 1.98%
Industrial Conglomerates — 0.49%
20,200	Tredegar Corp.	324,816

Specialty Chemicals — 1.49%
12,400	Albemarle Corp.	511,500
8,700	NewMarket Corp.	484,503

		996,003

		1,320,819
CAPITAL GOODS — 2.38%
Automotive Retail — 0.44%
15,000	Carmax, Inc.	296,250

Construction Materials — 0.80%
1,900	Martin Marietta Materials, Inc.	251,940
4,000	Texas Industries, Inc.	280,400

		532,340
Hypermarkets & Supercenters — 0.49%
10,900	Pricesmart, Inc.	327,654

Leisure Facilities — 0.48%
15,200	Cedar Fair LP	321,176

Restaurants — 0.17%
4,000	Burger King Holdings, Inc.	114,040

		1,591,460
COMMERCIAL/INDUSTRIAL SERVICES — 3.24%
Engineering/Construction — 1.17%
8,600	Michael Baker Corp.	353,460
33,700	Strategic Diagnostics, Inc.*	181,306
6,800	Team, Inc.*	248,744

		783,510
Printing/Forms/Financial Publications — 2.07%
29,000	Bowne & Co., Inc.	510,400
25,000	INVESTools, Inc.*	443,500
27,000	TheStreet.com, Inc.	429,840

		1,383,740

		2,167,250

SHARES	COMPANY	MARKET VALUE

COMMON STOCKS (continued)
CONSUMER DISCRETIONARY — 9.75%
Automobiles — 0.43%
32,500	Monaco Coach Corp.	$288,600

Hotels, Restaurants & Leisure — 1.27%
19,300	Steiner Leisure, Ltd.*	852,288

Household Durables — 0.99%
20,900	Ethan Allen Interiors, Inc.	595,650
18,200	WCI Communities, Inc.*	68,796

		664,446
Leisure Equipment & Products — 0.64%
35,600	Shuffle Master, Inc.*	426,844

Media — 1.53%
18,200	Arbitron, Inc.	756,574
5,382	Dolby Laboratories, Inc. Class A*	267,593

		1,024,167
Retail Trade — 1.26%
30,100	1-800-FLOWERS.COM, Inc. Class A*	262,773
50,700	PC Connection, Inc.*	575,445

		838,218
Specialty Retail — 3.63%
18,100	Barnes & Noble, Inc.	623,545
8,200	Bright Horizons Family Solutions, Inc.*	283,228
15,340	CRA International, Inc.*	730,337
25,496	InVentive Health, Inc.*	789,356

		2,426,466

		6,521,029
CONSUMER DURABLES — 1.08%
49,400	PC Mall, Inc.*	459,914
24,600	Zones, Inc.*	266,418

		726,332
CONSUMER NON-DURABLES — 1.84%
Apparel/Shoes — 0.60%
11,500	The Warnaco Group, Inc.	400,200

Recreational Products/Toys — 1.24%
17,800	Perfect World Co., Ltd.	496,264
10,000	Shanda Interactive Entertainment, Ltd., ADR*	333,400

		829,664

		1,229,864
CONSUMER STAPLES — 1.59%
Household Products — 0.38%
2,300	Energizer Holdings, Inc.*	257,899

Packaged Foods & Meats — 0.40%
13,000	Lance, Inc.	265,460

Specialized Consumer Services — 0.32%
15,300	Service Corp International	214,965

Tobacco — 0.49%
6,000	UST, Inc.	328,800

		1,067,124

SHARES	COMPANY	MARKET VALUE

COMMON STOCKS (continued)
ELECTRONIC TECHNOLOGY — 19.47%
Aerospace/Defense/Precision — 1.95%
7,000	Astronics Corp.*	$297,500
7,000	GeoEye, Inc.*	235,550
12,000	Stanley, Inc.*	384,240
8,600	TransDigm Group, Inc.*	388,462

		1,305,752
Computer Peripherals — 1.18%
19,200	Synaptics, Inc.*	790,272

Computer Software — 1.18%
56,200	DivX, Inc.*	786,800

Electronic Components — 1.60%
14,000	Comtech Group, Inc.*	225,540
29,000	Methode Electronics, Inc.	476,760
23,800	Spectrum Control, Inc.	366,520

		1,068,820
Electronic Production/Testing — 1.65%
57,000	Nanometrics, Inc.*	562,020
20,000	Verigy, Ltd.*	543,400

		1,105,420
Miscellaneous Electronic Technology — 3.72%
26,700	BluePhoenix Solutions, Ltd.*	483,804
5,000	Dionex Corp.*	414,300
25,000	IPG Photonics Corp.	499,750
19,000	Netscout Systems, Inc.*	242,630
87,500	NetSol Technologies, Inc.*	210,875
22,300	Neustar, Inc. Class A*	639,564

		2,490,923
Networking — 3.34%
53,000	Avici Systems, Inc.	420,290
14,000	Blue Coat Systems, Inc.*	459,060
15,000	Lanoptics, Ltd.*	274,650
81,400	Network Equipment Technologies, Inc.*	685,388
28,500	Silicom, Ltd.*	398,145

		2,237,533
Semiconductors — 3.02%
94,700	Microtune, Inc.*	618,391
29,000	Pericom Semiconductor Corp.*	542,300
15,600	Sigma Designs, Inc.*	861,120

		2,021,811
Telecommunications Equipment — 1.83%
16,000	EMS Technologies, Inc.*	483,840
70,500	Harmonic, Inc.*	738,840

		1,222,680

		13,030,011

SHARES	COMPANY	MARKET VALUE

COMMON STOCKS (continued)
ENERGY — 2.88%
Energy-Oil Field Services — 1.16%
18,600	ICO, Inc.	$238,824
14,000	Mitcham Industries, Inc.*	287,000
26,000	TGC Industries, Inc.*	250,900

		776,724
Oil & Gas Drilling — 0.64%
4,300	Atwood Oceanics, Inc.*	431,032

Oil & Gas Storage — 1.08%
8,800	Buckeye Partners LP	434,808
9,257	Inergy LP	287,893

		722,701

		1,930,457
FINANCIALS — 9.32%
Asset Management & Custody Banking — 0.09%
4,960	MCG Capital Corp.	57,486

Capital Markets — 1.25%
23,200	Waddell & Reed Financial, Inc. Class A	837,288

Commercial Banks — 1.53%
57,400	BankAtlantic Bancorp, Inc. Class A	235,340
29,094	Boston Private Financial Holdings, Inc.	787,866

		1,023,206
Commerical Services — 0.36%
7,500	Jackson Hewitt Tax Service, Inc.	238,125

Diversified Financial Services — 1.22%
33,500	Jack Henry & Associates, Inc.	815,390

Industrial REITs — 0.64%
12,300	First Industrial Realty Trust, Inc.	425,580

Insurance Brokers — 0.38%
6,300	Hilb Rogal & Hobbs Co.	255,591

Property & Casualty Insurance — 2.26%
1,000	Alleghany Corp.	402,000
3,500	Investors Title Co.	131,600
845	Markel Corp.*	414,980
1,100	White Mountain Insurance Group, Inc.	565,455

		1,514,035
Reinsurance — 0.72%
28,500	Montpelier Re Holdings, Ltd.	484,785

Residential REITs — 0.63%
21,400	UDR, Inc.	424,790

Specialized Finance — 0.24%
4,000	Portfolio Recovery Associates, Inc.*	158,680

		6,234,956

SHARES	COMPANY	MARKET VALUE

COMMON STOCKS (continued)
HEALTH CARE — 22.75%
Biotechnology — 1.08%
7,800	Illumina, Inc.	$462,228
30,000	Regeneration Technologies, Inc.*	260,400

		722,628
Health Care Distributors — 0.65%
10,300	Owens & Minor, Inc.	437,029

Health Care Equipment & Supplies — 5.25%
22,000	Affymetrix, Inc*	509,080
11,709	American Medical Systems Holdings, Inc.*	169,312
7,800	Analogic Corp.	528,216
25,535	Bio-Reference Labs, Inc.*	834,484
23,400	ICU Medical, Inc.*	842,634
9,950	PSS World Medical, Inc.*	194,722
4,800	Resmed, Inc.	252,144
2,800	Respironics, Inc.*	183,344

		3,513,936
Health Care Providers & Services — 4.54%
26,500	AMERIGROUP Corp.*	965,925
32,734	Amsurg Corp*	885,782
38,542	Centene Corp.*	1,057,592
5,000	Eclipsys Corp.*	126,550

		3,035,849
Health Industry Services — 1.93%
32,600	Omnicell, Inc.*	877,918
8,500	PAREXEL International Corp.*	410,550

		1,288,468
Health Care Technology — 0.52%
15,000	IMS Health, Inc.	345,600

Home Health Care Services — 0.77%
27,100	Gentiva Health Services, Inc.*	515,984

Managed Health Care — 0.69%
59,900	BioScrip, Inc.*	463,027

Medical Equipment & Supplies — 6.10%
18,000	Abaxis, Inc.*	645,480
17,400	Arthrocare Corp.*	836,070
22,200	Cardica, Inc.*	225,996
10,700	Cynosure, Inc. Class A*	283,122
11,000	Meridian Bioscience, Inc.	330,880
23,600	Somanetics Corp.*	558,140
33,700	Spectranetics Corp.*	516,621
26,200	Synovis Life Technologies, Inc.*	512,210
30,000	Thermage, Inc.*	173,400

		4,081,919
Medical — Nursing Homes — 0.80%
31,400	Sun Healthcare Group, Inc.*	539,138

Pharmaceuticals — 0.42%
4,500	Icon PLC, ADR	278,235

		15,221,813

SHARES	COMPANY	MARKET VALUE

COMMON STOCKS (continued)
INDUSTRIALS — 2.27%
Engineering & Construction — 0.10%
2,100	Energy Conversion Devices, Inc.*	$70,665

Miscellaneous — 0.45%
5,000	The Brink’s Co.	298,700

Transportation Infrastructure — 1.72%
20,300	Forward Air Corp.	632,751
26,500	UTi Worldwide, Inc.	519,400

		1,152,151

		1,521,516
INFORMATION TECHNOLOGY — 17.52%
Aerospace & Defense — 1.23%
51,173	Mercury Computer Systems, Inc.*	824,397

Communications Equipment — 1.26%
23,300	Black Box Corp.	842,761

Computer Integrated Systems Design — 0.10%
4,000	Evergreen Solar, Inc.*	69,080

Electronic Equipment & Instruments — 2.65%
23,800	Benchmark Electronics, Inc.*	421,974
12,900	National Instruments Corp.	429,957
35,000	Plexus Corp.*	919,100

		1,771,031
Electronic Lighting & Wiring Equipment — 1.38%
40,900	Daktronics, Inc.	923,113

IT Services — 1.85%
19,600	CACI International, Inc. Class A*	877,492
500	Cerner Corp.*	28,200
42,900	Gevity HR, Inc.	329,901

		1,235,593
Materials — 1.16%
21,608	Cabot Microelectronics Corp.*	775,943

Semiconductor Equipment — 1.95%
35,100	Photronics, Inc.*	437,697
23,500	Varian Semiconductor Equipment Associates, Inc.*	869,500

		1,307,197
Semiconductors — 5.94%
65,302	Cree, Inc.*	1,793,846
26,000	DSP Group, Inc.*	317,200
7,000	Formfactor, Inc.	231,700
69,845	IXYS Corp.*	560,157
49,600	Omnivision Technologies, Inc.*	776,240
11,700	SiRF Technology Holdings, Inc.*	294,021

		3,973,164

		11,722,279
MATERIALS — 0.66%
Mining & Quarrying of Nonmetallic Minerals — 0.66%
48,800	USEC, Inc.	439,200

SHARES	COMPANY	MARKET VALUE

COMMON STOCKS (continued)
OTHER — 0.85%
Human Resources & Employment — 0.21%
4,700	Corrections Corp. of America	$138,697

Real Estate Management & Development — 0.64%
10,500	Tejon Ranch Co.	428,925

		567,622
PRODUCER MANUFACTURING — 0.79%
Construction/Agriculture Equipment — 0.43%
26,000	Portec Rail Products, Inc.	285,480

Building/Electrical Products — 0.36%
7,400	Solarfun Power Holdings Co., Ltd., ADR*	241,610

		527,090
SERVICES — 0.12%
Human Resources & Employment — 0.12%
4,400	Korn/Ferry International*	82,808

TRANSPORTATION — 0.79%
Marine — 0.79%
10,300	Alexander & Baldwin, Inc.	532,098

UTILITIES — 0.50%
Telecommunication Services — 0.50%
10,000	Atlantic Tele-Network, Inc.	337,800

TOTAL COMMON STOCKS		67,158,568

(COST $68,279,118)
MONEY MARKET ACCOUNT — 1.05%
702,245	PNC Bank Money Market (a)	702,245

TOTAL MONEY MARKET ACCOUNT		702,245

(COST $702,245)

TOTAL INVESTMENTS — 101.41%		67,860,813

(COST $68,981,363)
Liabilities in excess of other assets — (1.41%)		(944,999)

TOTAL NET ASSETS — 100.00%		$66,915,814

ADR — American Depository Receipt

(a)	The interest rate on December 31, 2007 was 3.78%

*	Non-income producing security.

Schedule of Investments
December 31, 2007 (unaudited)

SHARES	COMPANY	MARKET VALUE

COMMON STOCKS — 99.71%
BUSINESS SERVICES — 0.90%
10,300	Idearc, Inc.	$180,868

CAPITAL GOODS — 15.16%
2,650	Alliant Techsystems, Inc.*	301,464
10,800	Barnes Group, Inc.	360,612
7,300	Curtiss-Wright Corp.	366,460
6,600	DRS Technologies, Inc.	358,182
7,950	HNI Corp.	278,727
8,200	Kennametal, Inc.	310,452
16,150	Leggett & Platt, Inc.	281,656
24,850	Mueller Water Products, Inc. Class B	247,754
5,100	Perini Corp.	211,242
7,050	Regal-Beloit Corp.	316,897

		3,033,446
CONSUMER DISCRETIONARY — 1.25%
13,400	Kelly Services, Inc. Class A	250,044

CONSUMER DURABLES & APPAREL — 2.97%
11,750	Hanesbrands, Inc.*	319,247
9,850	Regis Corp.	275,406

		594,653
CONSUMER STAPLES — 11.50%
29,450	Del Monte Foods Co.	278,597
10,050	Hormel Foods Co.	406,824
9,350	Pilgrim’s Pride Co.	270,682
3,950	Ralcorp Holdings, Inc.*	240,120
7,250	Ruddick Corp.	251,358
7,650	Sanderson Farms, Inc.	258,417
12,587	Vector Group, Ltd.	252,495
8,550	Weis Markets, Inc.	341,487

		2,299,980
ENERGY — 18.39%
7,350	Allete, Inc.	290,913
7,700	Alon USA Energy, Inc.	209,286
3,400	Atwood Oceanics, Inc.*	340,816
7,300	Cimarex Energy Co.	310,469
11,300	Hercules Offshore, Inc.*	268,714
11,400	Idacorp, Inc.	401,508
7,050	Integrys Energy Group, Inc.	364,414
16,700	Key Energy Services, Inc.*	240,313
18,300	PetroHawk Energy Corp.*	316,773
10,000	St. Mary Land & Exploration Co.	386,100
7,300	Superior Energy Services, Inc.*	251,266
8,300	Walter Industries, Inc.	298,219

		3,678,791
FINANCIALS — 6.85%
10,500	Boston Private Financial Holdings, Inc.	284,340
7,400	CIT Group, Inc.	177,822
17,850	Huntington Bancshares, Inc.	263,466
7,250	MB Financial, Inc.	223,518
8,200	Sterling Financial Corp.	137,678
20,000	UCBH Holdings, Inc.	283,200

		1,370,024

SHARES	COMPANY	MARKET VALUE

COMMON STOCKS (continued)
HEALTH CARE — 11.37%
9,450	Amedisys, Inc.*	$458,514
14,750	AmSurg Corp.*	399,135
3,250	Beckman Coulter, Inc.	236,600
19,350	Healthspring, Inc.*	368,618
5,900	Hillenbrand Industries, Inc.	328,807
5,650	Lifepoint Hospitals, Inc.*	168,031
8,950	Lincare Holdings, Inc.*	314,682

		2,274,387
INFORMATION TECHNOLOGY — 10.14%
4,300	Anixter International, Inc.*	267,761
20,400	Arris Group, Inc.*	203,592
6,200	CommScope, Inc.*	305,102
6,650	Arrow Electronics, Inc.	261,212
4,600	General Cable Corp.	337,088
13,700	Jack Henry & Associates, Inc.	333,458
24,600	Windstream Corp.	320,292

		2,028,505
INSURANCE — 15.68%
5,000	Arch Capital Group, Ltd.*	351,750
7,435	Argo Group International Holdings, Ltd.	313,236
9,000	Endurance Specialty Holdings	375,570
8,150	Hanover Insurance Group, Inc.	373,270
11,500	HCC Insurance Holdings, Inc.	329,820
6,800	Hubbell, Inc. Class B	350,880
12,050	IPC Holdings, Ltd.	347,885
10,650	Platinum Underwriters Holdings, Ltd.	378,714
7,700	Protective Life Corp.	315,854

		3,136,979
MATERIALS — 4.58%
14,200	Hercules, Inc.	274,770
43,900	IAMGOLD Corp.	355,590
4,150	RTI International Metals, Inc.	286,060

		916,420
RETAIL — 0.92%
6,850	Men’s Wearhouse, Inc.	184,813

TOTAL COMMON STOCKS		19,948,910

(COST $22,331,824)
MONEY MARKET ACCOUNT — 1.36%
272,735	PNC Bank Money Market (a)	272,735

TOTAL MONEY MARKET ACCOUNT		272,735

(COST $272,735)

TOTAL INVESTMENTS — 101.07%		20,221,645

(COST $22,604,559)
Liabilities in excess of other assets — (1.07%)		(213,638)

TOTAL NET ASSETS — 100.00%		$20,008,007

(a)	The interest rate on December 31, 2007 was 3.78%.

*	Non-income producing security.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this the report, as that includes the disclosure required by this paragraph based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AFBA 5Star Fund, Inc.

By (Signature and Title)*	/s/ Robert E. Morrison, Jr.

Robert E. Morrison, Jr., President
(principal executive officer)

Date	February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert E. Morrison, Jr.

Robert E. Morrison, Jr., President
(principal executive officer)

Date	February 28, 2008

By (Signature and Title)*	/s/ Michael E. Houchins

Michael E. Houchins, Chief Financial Officer
(principal financial officer)

Date	February 28, 2008